UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number    811-21552
                                                 -------------------------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          522 Fifth Avenue, 10th Floor
                               New York, NY 10036
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Wayne Chan, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                           522 Fifth Avenue, Floor 10
                               New York, NY 10036
      --------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                             Shearman & Sterling LLP
                      801 Pennsylvania Avenue NW, Suite 900
                           Washington, D.C. 20004-2604

        Registrant's telephone number, including area code: 212-837-1876
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.


                              FINANCIAL STATEMENTS

         For the Period from August 1, 2004 (commencement of operations)
                           through September 30, 2004
                                   (Unaudited)

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements

         For the Period from August 1, 2004 (commencement of operations)
                           through September 30, 2004
                                   (Unaudited)



                                    CONTENTS

Schedule of Investments....................................................    1
Statement of Assets, Liabilities and Members' Capital......................    3
Statement of Operations....................................................    4
Statement of Changes in Members' Capital...................................    5
Statement of Cash Flows....................................................    6
Financial Highlights.......................................................    7
Notes to Financial Statements..............................................    8
Directors and Officers Biographical Data ..................................   15

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments

                               September 30, 2004
                                   (Unaudited)

                                                                                                               % OF
                                                                                                             MEMBER'S
STRATEGY                          INVESTMENT FUND                                   COST       FAIR VALUE     CAPITAL    LIQUIDITY
--------                          ---------------                                   ----       ----------     -------    ---------
Distressed Securities             King Street Capital LP                        $ 2,340,000    $ 2,372,554     4.21%     Quarterly
Distressed Securities             Ore Hill Fund LP                                2,595,000      2,644,137     4.69%   Semi-Annually
Distressed Securities             Satellite Fund II LP                            2,590,000      2,622,636     4.65%      Annually
                                                                                  ---------      ---------     -----

                                  TOTAL                                           7,525,000      7,639,327    13.55%
                                                                                  =========      =========    ======

Long/Short Equities               Eastern Adviser Fund LP                         1,900,000      1,940,001     3.44%      Monthly
Long/Short Equities               Endeavour Capital Partners II LP                2,000,000      2,024,223     3.59%     Quarterly
Long/Short Equities               Glenview Inst. Partners LP                      2,843,000      2,887,182     5.12%     Quarterly
Long/Short Equities               Lansdowne European Strategy Equity Fund LP      1,067,000      1,087,320     1.93%     Quarterly
Long/Short Equities               LongBow Qualified Partners LP                   2,340,000      2,236,954     3.97%     Quarterly
Long/Short Equities               Narragansett I LP                               2,340,000      2,423,142     4.30%      Annually
Long/Short Equities               Stadia Consumer Fund (QP) LP                    1,280,000      1,298,847     2.30%     Quarterly
Long/Short Equities               Torrey Pines Fund LLC                           2,340,000      2,376,245     4.21%     Quarterly
Long/Short Equities               Whitney New Japan Partners LP                   1,529,000      1,535,694     2.70%     Quarterly
                                                                                  ---------      ---------     -----

                                  TOTAL                                          17,639,000     17,809,608    31.56%
                                                                                 ==========     ==========    ======

Merger Arbitrage/Event Driven     DKR Saturn Event Driven Fund LP                   674,000        668,041     1.18%     Quarterly
Merger Arbitrage/Event Driven     Highbridge Event Driven Fund LP                   350,000        361,016     0.64%     Quarterly
Merger Arbitrage/Event Driven     M & M Arbitrage LLC                             2,035,000      2,050,498     3.64%     Quarterly
Merger Arbitrage/Event Driven     Special K Capital II LP                         1,730,000      1,738,650     3.08%      Annually
                                                                                  ---------      ---------     -----

                                  TOTAL                                           4,789,000      4,818,205     8.54%
                                                                                  =========      =========     =====

Opportunistic                     AQR Global Asset Allocation Inst. Fund II, LP   1,435,000      1,396,576     2.47%     Quarterly
Opportunistic                     Brevan Howard LP                                2,900,000      2,878,555     5.10%      Monthly
Opportunistic                     OLEA Global Partners LP                         1,700,000      1,686,400     2.99%      Monthly
Opportunistic                     Traxis Fund Onshore LP                          2,390,000      2,327,671     4.13%     Quarterly
Opportunistic                     Vega Select Opportunities Fund Ltd.             2,090,000      1,827,135     3.24%      Monthly
                                                                                  ---------      ---------     -----

                                  TOTAL                                          10,515,000     10,116,337    17.93%
                                                                                 ==========     ==========    ======

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                               September 30, 2004
                                   (Unaudited)

                                                                                                               % OF
                                                                                                             MEMBER'S
STRATEGY                          INVESTMENT FUND                                   COST       FAIR VALUE     CAPITAL    LIQUIDITY
--------                          ---------------                                   ----       ----------     -------    ---------
Relative Value                    Aviator Partners, LP                          $   488,000    $   478,137     0.85%     Quarterly
Relative Value                    CQS Capital Structure Arbitrage Fund Ltd.       1,754,000      1,767,312     3.13%     Quarterly
Relative Value                    Deephaven Market Neutral Fund LLC               2,240,000      2,237,799     3.97%      Monthly
Relative Value                    Precept Domestic Fund II LP                     1,103,000      1,089,236     1.93%     Quarterly
Relative Value                    Severn River Capital Partners LP                1,980,000      1,966,285     3.49%     Quarterly
Relative Value                    The Obsidian Fund LLC                           2,340,000      2,293,968     4.07%     Quarterly
Relative Value                    Vega Relative Value Fund Ltd.                   2,290,000      2,081,171     3.69%      Monthly
                                                                                  ---------      ---------     -----

                                  TOTAL                                          12,195,000     11,913,908    21.13%
                                                                                 ==========     ==========    ======

Short Selling                     Kingsford Capital Partners LP                   1,065,000      1,020,710     1.81%     Quarterly
Short Selling                     Rocker Partners LP                                740,000        759,976     1.35%      Annually
                                                                                    -------        -------     -----

                                  TOTAL                                           1,805,000      1,780,686     3.16%
                                                                                  =========      =========     =====

                                  TOTAL INVESTMENT                               54,468,000    $54,078,071     95.87%
                                                                                 ==========

                                  Other Assets, less Liabilities                               $ 2,328,638     4.13%
                                                                                               -----------     -----

                                  MEMBERS' CAPITAL                                             $56,406,709    100.00%
                                                                                               ===========    =======

THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 95.87% OF MEMBER'S CAPITAL, HAVE BEEN FAIR VALUED AS DISCLOSED IN 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 2% annually of net assets and incentive fees of 20% of net profits earned.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital

                               September 30, 2004
                                   (Unaudited)

ASSETS
Investments in investment funds, at fair value (cost $54,468,000)                 $  54,078,071
Cash and cash equivalents                                                             2,217,704
Investments paid in advance                                                           4,704,000
Due from investment fund                                                                355,563
Deferred initial offering costs                                                         341,497
Miscellaneous receivable                                                                  3,416
Interest receivable                                                                       1,984
                                                                                 ---------------
         TOTAL ASSETS                                                                61,702,235
                                                                                 ---------------

LIABILITIES
Subscriptions received in advance                                                     4,820,000
Due to Investment Manager                                                               217,111
Professional fees payable                                                                28,333
Administration fees payable                                                               9,700
Management fees payable                                                                  45,226
Other accrued expenses                                                                  175,156
                                                                                 ---------------
         TOTAL LIABILITIES                                                            5,295,526
                                                                                 ---------------

NET ASSETS                                                                        $  56,406,709
                                                                                 ===============

MEMBERS' CAPITAL
Represented by:
Net Capital                                                                       $  56,796,638
Net unrealized loss on investments                                                     (389,929)
                                                                                 ---------------
         MEMBERS' CAPITAL                                                         $  56,406,709
                                                                                 ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Operations

         For the Period from August 1, 2004 (commencement of operations)
                           through September 30, 2004
                                   (Unaudited)

INVESTMENT INCOME
   Interest                                                         $     5,979
                                                                   -------------

EXPENSES
   Organizational costs                                                 102,449
   Amortization of offering costs                                        68,299
   Management fees                                                       65,044
   Professional fees                                                     28,333
   Administration fees                                                   16,367
   Directors fees                                                         6,439
   Custodian fees                                                         3,781
   Insurance expenses                                                     1,905
   Other expenses                                                            50
                                                                   -------------
       Total expenses                                                   292,667

       Fund expenses paid by Investment Manager                        (106,166)
                                                                   -------------
       Net expenses                                                     186,501
                                                                   -------------

       NET INVESTMENT LOSS                                             (180,522)
                                                                   -------------

UNREALIZED LOSS FROM INVESTMENT FUND TRANSACTIONS
   Net unrealized depreciation on investment funds                     (389,929)
                                                                   -------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $  (570,451)
                                                                   =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                    Statement of Changes in Members' Capital

         For the Period from August 1, 2004 (commencement of operations)
                           through September 30, 2004
                                   (Unaudited)

                                                                   MANAGING         SPECIAL         OTHER
                                                                    MEMBER          MEMBER         MEMBERS          TOTAL
FROM INVESTMENT ACTIVITIES
   Net investment loss                                            $     (35)       $   (35)      $  (180,452)    $  (180,522)
   Net unrealized depreciation on investment funds                      (77)           (77)         (389,775)       (389,929)
                                                                 -------------------------------------------------------------
       NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM OPERATIONS                                               (112)          (112)        (570,227)        (570,451)

FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                             10,000         10,000        56,957,160      56,977,160
                                                                 -------------------------------------------------------------

       NET CHANGE IN MEMBERS' CAPITAL                                 9,888          9,888        56,386,933      56,406,709

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                           --             --                --              --
                                                                 -------------------------------------------------------------

       MEMBERS' CAPITAL AT END OF PERIOD                          $   9,888        $ 9,888       $56,386,933     $56,406,709
                                                                 =============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Cash Flows

         For the Period from August 1, 2004 (commencement of operations)
                           through September 30, 2004
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in members' capital derived from operations                      $    (570,451)
   Adjustments to reconcile net increase in members' capital
   derived from operations to net cash used in operating activities:
       Purchases of investment funds                                               (54,468,000)
       Unrealized depreciation on investment funds                                     389,929
       Deferred offering costs                                                        (409,796)
       Amortization of offering costs                                                   68,299
       Investments paid in advance                                                  (4,704,000)
       Increase in interest receivable                                                  (1,984)
       Increase in miscellaneous receivable                                             (3,416)
       Due from investment fund                                                       (355,563)
       Due to Investment Manager                                                       217,111
       Increase in professional fees                                                    28,333
       Increase in administration fees                                                   9,700
       Increase in management fees                                                      45,226
       Increase in other accrued expenses                                              175,156
                                                                                ---------------

         NET CASH USED IN OPERATING ACTIVITIES                                     (59,579,456)
                                                                                ---------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                            61,797,160
                                                                                ---------------

NET INCREASE IN CASH                                                                 2,217,704

Cash and cash equivalents at beginning of period                                            --
                                                                                ---------------

Cash and cash equivalents at end of period                                       $   2,217,704
                                                                                ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Highlights

         For the Period from August 1, 2004 (commencement of operations)
                           through September 30, 2004
                                   (Unaudited)

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member for the period from August 1, 2004 (commencement of operations) through September 30, 2004:

     TOTAL RETURN BEFORE INCENTIVE ALLOCATION (c)                                         (1.12%)

     INCENTIVE ALLOCATION (c)                                                             (0.00%)
                                                                                ------------------

     TOTAL RETURN AFTER INCENTIVE ALLOCATION (c)                                          (1.12%)

     RATIOS TO AVERAGE NET ASSETS:

         Expenses, before waivers (a) (b)                                                 (3.59%)


         Expenses, net of waivers (a) (b)                                                 (2.29%)

         Incentive allocation (a)                                                         (0.00%)
                                                                                ------------------

         Expenses, net of waivers and incentive allocation (a) (b)                        (2.29%)


         Net investment loss, before waivers (a) (b)                                      (3.52%)

         Net investment loss, net of waivers (a) (b)                                      (2.21%)


     Portfolio turnover rate (c)                                                           0.00%

     Other Members' Capital, end of period                                       $   56,386,933

(a)  Annualized.
(b) The Investment Manager waived and/or reimbursed fees and expenses for the period ended September 30, 2004.
(c)  Not annualized.

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND INCENTIVE ALLOCATION.
THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS, HOWEVER TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. is a limited liability company recently formed under the laws of the State of Delaware and registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of Delaware and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all performance-based incentive allocations, if any from Members' accounts.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

C. DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Fund as a return of capital.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

E. FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

G. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

H. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $409,796 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs are being amortized over a twelve-month period from the commencement of operations.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.0125% (1.50% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation do not exceed 2.30% (compromising the 1.5% Management Fee, the 0.15% Manager Administrative Services Fee and not more than a further 0.65% for other operating expenses) on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. Total expenses of the Fund assumed by the Investment Manager for the period from August 1, 2004 through September 30, 2004 were $106,166.

The Fund has entered into an investor services agreement with PFPC Inc. ("PFPC"), whereby PFPC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered. PFPC waived $12,500 of its fees for the period from August 1, 2004 through September 30, 2004. Any fees waived by PFPC are recoverable from the Fund if the agreement with PFPC is terminated within the first three years.

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services to the Fund.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

4. SECURITY TRANSACTIONS

Aggregate purchases of Investment Funds amounted to $54,468,000 for the period ended September 30, 2004.

At September 30, 2004, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized depreciation on investments was $919,937, gross unrealized appreciation on investments was $530,008, resulting in net unrealized depreciation on investments of $389,929.

5. CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund intends to accept subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests.

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

5. CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION (CONTINUED)

At the end of each calendar year, a Member's return on its investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year, net of such Member's pro rata share of the Management Fee, is reallocated to the capital account of the Special Member in the following manner: (1) net capital appreciation up to a 6% return remains allocated to such Member (the "Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining 5% of such net capital appreciation is reallocated to the Special Member. The amounts reallocated to the Special Member under (2) and (3) above are referred to as the "Incentive Allocation."

No Incentive Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. The Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

7. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Fund received subscriptions from investors of $4,820,000 on October 1, 2004.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                     PRINCIPAL          IN FUND
                              POSITION(S)   TERM OF OFFICE(i)      OCCUPATION(S)        COMPLEX
                               HELD WITH    AND LENGTH OF TIME    DURING THE PAST     OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND             SERVED              5 YEARS           DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                                May 26, 2004      Partner, Director                  Board Member, Children's
Johnson Rice & Co. L.L.C.       Director        to present       of Research and         Two.       Hospital of New Orleans; Board
                                                                 Senior Energy                      Member, J.P. Morgan Corporate
                                                                 Analyst of                         Finance Investors; Board Member,
                                                                 Johnson Rice &                     J.P. Morgan U.S. Corporate
                                                                 Co. L.L.C.                         Finance Investors II; Board
                                                                 (investment                        Member, J.P. Morgan Europe
                                                                 banking firm).                     Corporate Finance Investors II;
                                                                                                    Board Member, J.P. Morgan
                                                                                                    Venture Capital Investors; Board
                                                                                                    Member, J.P. Morgan Venture
                                                                                                    Capital Investors II; Board
                                                                                                    Member, J.P. Morgan Atlas
                                                                                                    Global Long/Short Equity Fund,
                                                                                                    L.L.C.
------------------------------------------------------------------------------------------------------------------------------------
Gerald A. Okerman                              May 26, 2004      President and CEO       Two.       Advisory Board Member, HMS
SOTA TEC Fund                   Director        to present       of SOTA TEC Fund                   Hawaii; Chairman of the Board,
                                                                 (technology);                      Aurora Building Systems, Inc.;
                                                                 prior thereto,                     Board Member, Nanocopoeia,
                                                                 Corporate                          Inc.; Board Member, Apprise,
                                                                 Development and                    Inc.; Board Member, Blizzard
                                                                 Investment Manager                 Genomics, Inc.; Board Member,
                                                                 in the Corporate                   J.P. Morgan Corporate Finance
                                                                 Enterprise                         Investors; Board Member, J.P.
                                                                 Development                        Morgan U.S. Corporate Finance
                                                                 Department,                        Investors II; Board Member, J.P.
                                                                 Minnesota Mining                   Morgan Europe Corporate Finance
                                                                 and Manufacturing                  Investors II; Board Member, J.P.
                                                                 (3M) (a                            Morgan Venture Capital
                                                                 multinational                      Investors; Board Member, J.P.
                                                                 manufacturing                      Morgan Venture Capital Investors
                                                                 company).                          II.; Board Member, J.P. Morgan
                                                                                                    Atlas Global Long/Short Equity
                                                                                                    Fund, L.L.C.
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                     PRINCIPAL          IN FUND
                              POSITION(S)   TERM OF OFFICE(i)      OCCUPATION(S)        COMPLEX
                               HELD WITH    AND LENGTH OF TIME    DURING THE PAST     OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND             SERVED              5 YEARS           DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
S. Lawrence                    Director        May 26, 2004      Executive Vice           Two.      Board Member, AT&T Investment
Prendergast                                     to present       President of                       Management Corp.; Board
Prendergast Capital                                              Finance of                         Member, Batterymarch Global
Management                                                       LaBranche & Co.                    Emerging Markets Fund; Board
                                                                 (specialist firm                   Member, Cincinnati Incorporated;
                                                                 on the NYSE);                      Private Equity Fund Advisory
                                                                 prior  thereto                     Board Member, E.M. Warburg,
                                                                 Chairman                           Pincus & Co.; Private Equity
                                                                 and CEO of AT&T                    Fund Advisory Board Member,
                                                                 Investment                         Lehman Brothers; International
                                                                 Management Corp.                   Capital Markets Advisory Board
                                                                 (money management                  Member, NYSE; Board Member,
                                                                 company).                          Turrell Fund; Board Member, J.P.
                                                                                                    Morgan Corporate Finance
                                                                                                    Investors; Board Member, J.P.
                                                                                                    Morgan U.S. Corporate Finance
                                                                                                    Investors II; Board Member, J.P.
                                                                                                    Morgan Europe Corporate Finance
                                                                                                    Investors II; Board Member, J.P.
                                                                                                    Morgan Venture Capital
                                                                                                    Investors; Board Member, J.P.
                                                                                                    Morgan Venture Capital Investors
                                                                                                    II ; Board Member, J.P. Morgan
                                                                                                    Atlas Global Long/Short Equity
                                                                                                    Fund, L.L.C.
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                     PRINCIPAL          IN FUND
                              POSITION(S)     TERM OF OFFICE       OCCUPATION(S)        COMPLEX
                               HELD WITH    AND LENGTH OF TIME    DURING THE PAST     OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND             SERVED              5 YEARS           DIRECTOR                DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
Joel Katzman                                  May 26, 2004      President and Chief                   Board Member, J.P. Morgan
J.P. Morgan Alternative        Director        to present       Executive Officer of      Two.        Multi-Strategy Fund, Ltd.;
Asset Management, Inc.                                          J.P. Morgan                           Board Member, J.P. Morgan
                                                                Alternative Asset                     Multi-Strategy Fund II, Ltd.;
                                                                Management, Inc.                      Board Member, J.P. Morgan
                                                                                                      Multi-Manager Strategies
                                                                                                      Fund; Board Member, J.P.
                                                                                                      Morgan New Century Fund, Ltd.;
                                                                                                      Board Member, J.P. Morgan
                                                                                                      Atlas Strategies Fund; Board
                                                                                                      Member, Chase Capital Partners
                                                                                                      Private Equity Fund of Funds
                                                                                                      II, Ltd.; Board Member, J.P.
                                                                                                      Morgan Atlas Global Long/Short
                                                                                                      Equity Fund, L.L.C.
----------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                           TERM OF OFFICE
                                 POSITION(S) HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE PAST
    NAME, ADDRESS, AND AGE                FUND              TIME SERVED                      5 YEARS
-----------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------
Joel Katzman                    Chief Executive Officer     May 26, 2004    President and Chief Executive Officer, J.P.
J.P. Morgan Alternative Asset                                to present     Morgan Alternative Asset Management, Inc.
Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
Lisa Vicital                    Chief Financial Officer     May 26, 2004    Managing Director and Chief Accounting
J.P. Morgan Alternative Asset                                to present     Officer, J.P. Morgan Alternative Asset
Management, Inc.                                                            Management, Inc.
-----------------------------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   J.P. Morgan Multi-Strategy Fund, L.L.C.
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ Joel Katzman
                         --------------------------------------------------
                           Joel Katzman, Principal Executive Officer
                           (principal executive officer)

Date                       December 3, 2004
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel Katzman
                         --------------------------------------------------
                           Joel Katzman, Principal Executive Officer
                           (principal executive officer)

Date                       December 3, 2004
    -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Lisa Vicital
                         --------------------------------------------------
                           Lisa Vicital, Principal Financial Officer
                           (principal financial officer)

Date                       December 3, 2004
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.